Allowance for credit losses - Summary of Expected Credit Allowance Activity (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		$ 23,198	$ 22,087
Credit loss expense		42,004	46,414
Recoveries		6,236	5,958
Write-offs		(42,848)	(50,593)
Other	[1]	122	(668)
Ending balance		28,468	23,198
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		7,994	5,240
Credit loss expense		31,988	40,019
Recoveries		1,887	2,906
Write-offs		(32,470)	(40,143)
Other	[1]	100	(28)
Ending balance		9,499	7,994
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	[2]	4,082	5,197
Credit loss expense	[2]	6,328	2,675
Recoveries	[2]	4,349	3,052
Write-offs	[2]	(10,203)	(6,230)
Other	[1]	32	(612)	[2]
Ending balance	[2]	4,524	4,082
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		11,122	11,650
Credit loss expense		3,688	3,720
Recoveries		0	0
Write-offs		(175)	(4,220)
Other	[1]	190	(28)
Ending balance		$ 14,445	$ 11,122

[1]	Other mainly relates to the impact of foreign exchange.
[2]	During the year ended December 31, 2025 and 2024, amounts from freestanding credit enhancements related to Settlement receivables, net represented expenses of $11 and $277, respectively, which are recorded in "Selling, general and administrative" in the Consolidated Statements of Comprehensive Income / (Loss). These amounts are not recognized against expected credit losses (See Note 1).